CHANGES IN OPERATING ASSETS AND LIABILITIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CHANGES IN OPERATING ASSETS AND LIABILITIES
Accounts receivable and other	$ 857	$ (783)	$ (437)
Accounts receivable from affiliates	54	24	(7)
Inventory	164	(289)	(371)
Deferred amounts and other assets	226	(138)	(183)
Accounts payable and other	(151)	277	386
Accounts payable to affiliates	(122)	(62)	71
Interest payable	25	124	20
Other long-term liabilities	(138)	509	153
Changes in operating assets and liabilities	$ 915	$ (338)	$ (368)